Share Capital and Employee Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital and Employee Compensation Plans [Abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options
The following table summarizes changes in stock options for the years ended December 31:

	2023		2022
	Number of options	Weighted average exercised price CAD	Number of options	Weighted average exercised price CAD
Outstanding, beginning of year	5,560,450	$7.87	6,216,700	$6.37
Granted	65,000	7.13	944,500	8.86
Exercised(1)	(1,282,750)	3.34	(1,507,500)	2.13
Forfeited	(237,500)	9.80	(93,250)	10.66
Outstanding, end of year	4,105,200	$9.16	5,560,450	$7.87

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Company's stock options outstanding at December 31, 2023:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD	Number Outstanding as at December 31, 2023	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD	Number Outstanding as at December 31, 2023	Weighted Average Exercise Price CAD
$4.54 - $8.21	988,750	1.0	$7.82	907,083	$7.88
$8.22 - $8.50	1,407,450	2.4	8.36	962,782	8.30
$8.51 - $10.80	765,000	2.9	9.86	509,994	9.86
$10.81 - $12.63	944,000	2.1	11.17	679,340	11.26
	4,105,200	2.1	$9.16	3,059,199	$9.09

Disclosure of detailed information about indirect measurement of fair value of goods or services received, share options granted during period
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

	2023	2022
Expected life (years)	4.00	3.5
Expected volatility	55.9%	55.4%
Expected dividend yield	—%	—%
Risk-free interest rate	4.0%	3.1%
Expected forfeiture rate	1.0%	1.0%

Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options
The following table summarizes changes in PSUs for the years ended December 31, 2023 and 2022:

	2023		2022
	Number outstanding	Fair value	Number outstanding	Fair value
Outstanding, beginning of year	173,750	$764	—	$-
Granted	61,875	451	173,750	1,336
Settled for cash	(82,500)	(535)	—	-
Change in value	-	25	—	(572)
Outstanding, end of year	153,125	$705	173,750	$764
The following table summarizes changes in RSUs for the years ended December 31, 2023 and 2022:

	2023		2022
	Number outstanding	Fair value	Number outstanding	Fair value
Outstanding, beginning of year	249,498	$254	83,500	$11
Granted	-	-	195,500	1,677
Settled for cash	-	-	(27,002)	(175)
Forfeited	(14,061)	(20)	(2,500)	(6)
Change in value	-	821	-	(1,253)
Outstanding, end of year	235,437	$1,055	249,498	$254
The following table summarizes changes in DSUs for the years ended December 31, 2023 and 2022:

	2023		2022
	Number outstanding	Fair value	Number outstanding	Fair value
Outstanding, beginning of year	228,000	$1,364	156,500	$1,234
Granted	-	-	96,000	811
Settled for cash	-	-	(24,500)	(218)
Change in value	-	134	-	(463)
Outstanding, end of year	228,000	$1,498	228,000	$1,364